ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES
Registration rights and default damages and penalties (see Note 8)	$ 0	$ 189,663	$ 0
Consulting services	256,366	163,647	163,647
Taxes and other	110,018	110,590	149,388
Accrued expenses	$ 366,384	$ 463,900	$ 313,035